Reserves - Summary of Reserves (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reserves within equity [line items]
Share-based payment reserve	$ 37,161,498	$ 32,025,511	$ 19,996,754
Foreign currency translation reserve	(15,136,944)	(12,691,406)	5,060,282
Convertible loan note reserve	4,523,095	4,523,095	4,523,095
Reserves	26,547,649	23,857,200	29,580,131
Foreign currency translation reserve	(15,136,944)	(12,691,406)	5,060,282
Balance at the beginning of the year	251,133,478	138,449,834	44,527,798	$ 11,089,244
Settlement of limited recourse loan			1,070,250
Equity settled share-based payments	5,135,987	12,028,757	3,574,080	5,066,662
Balance at the end of the year	226,056,269	251,133,478	138,449,834	44,527,798
Share-based Payment Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	32,025,511	19,996,754	16,422,674
Settlement of limited recourse loan			(893,906)
Performance rights net-settled in current period	(133,878)	(2,501,992)
Equity settled share-based payments	5,354,429	14,530,749	4,467,986
Exchange differences	(84,564)
Balance at the end of the year	37,161,498	32,025,511	19,996,754	16,422,674
Foreign Currency Translation Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	(12,691,406)	5,060,282	(2,742,011)
Exchange differences on translation of foreign operations	(2,445,538)	(17,751,688)	7,802,293
Balance at the end of the year	$ (15,136,944)	$ (12,691,406)	$ 5,060,282	$ (2,742,011)